Note 9 - Employee Benefits - Restricted Stock Activity (Details) - Restricted Stock [Member] - The 2017 Stock Incentive Plan [Member]	12 Months Ended
Oct. 31, 2024 $ / shares shares
Beginning Balance (in shares) | shares	291,154
Beginning Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.49
Granted (in shares) | shares	369,810
Granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.67
Vested (in shares) | shares	(177,149)
Vested, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.53
Forfeited (in shares) | shares	(842)
Forfeited, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 3.48
Ending Balance (in shares) | shares	482,973
Ending Balance, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 2.85